TAX EXPENSE (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate - The Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
TAX EXPENSE (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Line Items]
Profit before tax from continuing operations		£ 4,123	£ 4,280	[1]	£ 5,035	[1]
UK corporation tax thereon		(783)	(813)	[1]	(969)	[1]
Impact of surcharge on banking profits		(377)	(388)	[1]	(430)	[1]
Remeasurement of deferred tax due to rate changes		(25)	18	[1]	(21)	[1]
Non-deductible costs: conduct charges		(283)	(189)	[1]	(287)	[1]
Other non-deductible costs		(77)	(74)	[1]	(50)	[1]
Non-taxable income		36	25	[1]	28	[1]
Tax relief on coupons on other equity instruments		53	52	[1]	52	[1]
Tax-exempt gains on disposals		25	11	[1]	109	[1]
Losses not recognised		(7)	(9)	[1]		[1]
Differences in overseas tax rates		(9)	1	[1]	(11)	[1]
Adjustments in respect of prior years		160	(11)	[1]	52	[1]
Tax effect of share of results of joint ventures	[1]				(1)
Tax expense on profit from continuing operations		£ (1,287)	£ (1,377)	[1]	£ (1,528)	[1]

[1]	Restated, see note 1.